SEGMENT INFORMATION (Tables)	12 Months Ended
Jun. 30, 2025
Disclosure of operating segments [abstract]
Schedule of Reconciliation of Non-current Assets by Geographical Location	(a) Reconciliation of non-current assets by geographical location

	2025	2024
	US$	US$
United States of America	45,719,988	13,887,873
	45,719,988	13,887,873